Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 3,537	₱ 6,421
Consolidated unrecognized deferred income tax assets	901	1,940
Fixed asset impairment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,286	1,284
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	963	2,907
Provisions [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	787	761
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	327	1,358
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	75	61
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	28	5
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	22	20
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	21	17
Lease liability over ROU assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	19
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	13	2
Interest on subordinated shareholder advances [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ (4)	(4)
Operating lease [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		₱ 10